Income Taxes (Narrative) (Details) (USD $)	6 Months Ended	12 Months Ended						3 Months Ended			12 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended			6 Months Ended
	Jul. 10, 2013	Dec. 31, 2013	Dec. 31, 2011	Mar. 31, 2014	Mar. 31, 2014 Internal Revenue Service (IRS) [Member]	Mar. 31, 2014 State and Local Jurisdiction [Member]	Mar. 31, 2014 Foreign Tax Authority [Member]	Mar. 31, 2014 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Mar. 31, 2013 Predecessor [Member]	Jul. 10, 2013 Predecessor [Member]	Jun. 30, 2012 Predecessor [Member]	Dec. 31, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Jul. 09, 2013 Clearwire [Member] Predecessor [Member]
Income Tax Contingency [Line Items]
Income Tax Reconciliation, Change in Deferred Tax Assets Valuation Allowance								$ 82,000,000	$ 0	$ 4,000,000	$ 708,000,000		$ 265,000,000	$ 1,410,000,000	$ 1,756,000,000		$ 1,221,000,000
Income tax expense	1,600,000,000							56,000,000	1,000,000	4,000,000	45,000,000		38,000,000	1,601,000,000	154,000,000	154,000,000	254,000,000
Gain on previously-held equity interests								0	0	0	0		0	(2,926,000,000)		0	0		(2,900,000,000)
FCC License Amortization Period for Tax Purposes In Years		15 years
Effective Income Tax Rate Reconciliation, Tax Settlement, Amount		69,000,000
income tax reconciliation state and local law changes			59,000,000
Income (Loss) from Continuing Operations before Income Taxes, Foreign								110,000,000			263,000,000		96,000,000	238,000,000		319,000,000	194,000,000
Operating Loss Carryforwards					17,500,000,000	19,400,000,000	834,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic				6,100,000,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local				885,000,000
Deferred Tax Assets, Operating Loss Carryforwards, Foreign				277,000,000
Operating Loss carryforwards that expire between 2016 and 2020				981,000,000
Operating Loss Carryforwards that expire in varying amounts between 2021 and 2034				16,500,000,000
Foreign operating loss carryforwards that do not expire				460,000,000
Deferred Tax Assets, Other Tax Carryforwards					18,000,000,000	4,100,000,000
Tax Credit Carryforward, Deferred Tax Asset				216,000,000				374,000,000			374,000,000					431,000,000
Deferred Tax Assets, Capital Loss Carryforwards				82,000,000				82,000,000			82,000,000					126,000,000
Deferred Tax Assets, Tax Credit Carryforwards				447,000,000
Credit Carryforward that Expire prior to 2016				7,000,000
Credit Carryforwards which expire between 2016 and 2034				317,000,000
Credit Carryforwards with no expiration date				123,000,000
Unrecognized tax benefit								160,000,000			166,000,000	0	180,000,000	182,000,000		171,000,000	225,000,000	228,000,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate				148,000,000
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Estimated Range of Change, Upper Bound				$ 20,000,000